UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	May 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock

Tax-Advantaged Dividend Income Fund

QUARTERLY PORTFOLIO HOLDINGS

3.31.2009

Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
March 31, 2009 (Unaudited)

Issuer	Shares	Value

Common stocks 92.43%		$316,644,347
(Cost $427,636,516)

Electric Utilities 17.36%		59,465,400
American Electric Power Co., Inc. (Z)	515,000	13,008,900
Duke Energy Corp. (Z)	685,000	9,809,200
Great Plains Energy, Inc. (Z)	40,000	538,800
Pinnacle West Capital Corp. (Z)	215,000	5,710,400
Progress Energy, Inc. (Z)	585,000	21,212,100
Southern Co. (Z)	300,000	9,186,000

Gas Utilities 10.41%		35,657,316
Atmos Energy Corp. (Z)	741,800	17,150,416
Northwest Natural Gas Co. (Z)	150,000	6,513,000
ONEOK, Inc. (Z)	530,000	11,993,900

Industrial Conglomerates 1.36%		4,650,600
General Electric Co. (Z)	460,000	4,650,600

Integrated Oil & Gas 1.57%		5,396,600
Total SA ADR (Z)	110,000	5,396,600

Integrated Telecommunication Services 0.11%		371,813
Alaska Communications Systems Group, Inc. (Z)	55,000	368,500
Fairpoint Communications, Inc. (Z)	4,248	3,313

Multi-Utilities 54.86%		187,943,489
Ameren Corp. (Z)	555,000	12,870,450
Black Hills Corp. (Z)	510,100	9,125,689
CH Energy Group, Inc. (Z)	375,000	17,587,500
Consolidated Edison, Inc. (Z)	300,000	11,883,000
Dominion Resources, Inc. (Z)	375,000	11,621,250
DTE Energy Co. (Z)	600,000	16,620,000
Integrys Energy Group, Inc. (Z)	580,000	15,103,200
NiSource, Inc. (Z)	790,500	7,746,900
NSTAR (Z)	610,000	19,446,800
OGE Energy Corp. (Z)	775,000	18,460,500
PNM Resources, Inc. (Z)	58,000	479,080
Public Service Enterprise Group, Inc. (Z)	330,000	9,725,100
TECO Energy, Inc. (Z)	387,800	4,323,970
Vectren Corp. (Z)	785,000	16,555,650
Xcel Energy, Inc. (Z)	880,000	16,394,400

Oil & Gas Storage & Transportation 4.77%		16,331,700
Spectra Energy Corp. (Z)	1,155,000	16,331,700

Publishing 0.00%		966
Idearc, Inc. (Z)	26,830	966

Wireless Telecommunication Services 1.99%		6,826,463
Vodafone Group PLC, ADR (Z)	391,875	6,826,463

Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
March 31, 2009 (Unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred Stocks 70.61%			$241,900,517
(Cost $396,922,832)

Broadcasting & Cable TV 0.60%			2,059,000
CBS Corp. , 7.250%	BBB	145,000	2,059,000

Cable & Satellite 0.73%			2,502,470
Comcast Corp. , 7.000% (Z)	BBB+	125,500	2,502,470

Consumer Finance 0.90%			3,094,750
HSBC Finance Corp. , 6.360%, Depositary Shares, Ser B (Z)	BBB	150,000	1,180,500
HSBC Holdings , 8.125% (Z)	A-	50,000	1,000,500
SLM Corp. , 6.970%, Ser A (Z)	BB-	42,500	913,750

Diversified Banks 4.59%			15,730,538
Royal Bank of Scotland Group PLC , 5.750%, SADR, Ser L (Z)	BB	858,500	4,644,485
USB Capital VIII , 6.350%, Ser 1	A	55,000	998,250
Wells Fargo & Co. , 8.000% (Z)	A	647,900	10,087,803

Diversified Financial Services 22.77%			77,989,076
ABN AMRO Capital Funding Trust VII , 6.080%, Ser G (Z)	BB	983,000	6,586,100
Bank of America Corp. , 6.204%, Depositary Shares, Ser D (Z)	BB-	240,000	2,397,600
Bank of America Corp. , 6.375%, Ser 3 (Z)	BB-	139,000	1,132,850
Bank of America Corp. , 6.625%, Ser I (Z)	BB-	355,000	3,301,500
Bank of America Corp. , 6.700% (Z)	BB-	500,000	4,215,000
Bank of America Corp. , 8.200% (Z)	BB-	185,000	2,027,600
Bank of America Corp. , 8.625%, Ser MER (Z)	BB-	1,057,800	11,054,010
Citigroup Capital VIII , 6.950% (Z)	CC	522,300	4,476,111
Citigroup, Inc. , 8.125%, Depositary Shares, Ser AA (Z)	C	343,050	5,241,804
Citigroup, Inc. , 8.500%, Ser F (Z)	C	125,000	1,903,750
Deutsche Bank Capital Funding Trust VIII , 6.375% (Z)	A-	282,000	3,338,880
Deutsche Bank Contingent Capital Trust II , 6.550% (Z)	A-	310,000	3,456,500
Deutsche Bank Contingent Capital Trust III , 7.600% (Z)	A-	797,893	10,364,630
ING Groep NV , 6.200% (Z)	BBB	109,100	876,073
ING Groep NV , 7.050% (Z)	BBB	140,000	1,276,800
JPMorgan Chase & Co. , 5.490%, Ser G (Z)	BBB+	256,100	9,155,575
JPMorgan Chase & Co. , 5.720%, Ser F (Z)	BBB+	15,100	554,623
JPMorgan Chase & Co. , 6.150%, Ser E (Z)	BBB+	98,000	3,528,000
JPMorgan Chase & Co. , 8.625% (Z)	BBB+	143,000	3,101,670

Electric Utilities 21.79%			74,657,991
Alabama Power Co. , 5.300%, Class A (Z)	BBB+	176,500	3,822,990
Carolina Power & Light Co. , 5.440% (Z)	BBB-	111,493	8,591,929
Duquesne Light Co. , 6.500% (Z)	BB	427,000	15,758,990
Entergy Arkansas, Inc. , 4.560% (Z)	BB+	9,388	624,009
Entergy Arkansas, Inc. , 4.560%, Ser 1965 (Z)	BB+	9,818	652,591
Entergy Arkansas, Inc. , 6.450% (Z)	BB+	110,000	2,481,875
Entergy Mississippi, Inc. , 4.920% (Z)	Ba2	8,190	553,849
Entergy Mississippi, Inc. , 6.250% (Z)	BB+	197,500	5,017,744
FPC Capital I , 7.100%, Ser A (Z)	BBB-	70,000	1,533,700
FPL Group Capital Trust I , 5.875% (Z)	BBB+	260,000	5,720,000
Interstate Power & Light Co. , 7.100%, Ser C (Z)	BBB-	20,700	504,045
Interstate Power & Light Co. , 8.375%, Ser B (Z)	Baa2	233,000	6,002,080
PPL Electric Utilities Corp. , 6.250%, Depositary Shares (Z)	BBB	300,000	5,953,140
PPL Energy Supply LLC , 7.000% (Z)	BBB	297,512	7,422,925

Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
March 31, 2009 (Unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value
Electric Utilities (continued)
Southern California Edison Co. , 6.000%, Ser C (Z)	BBB-	30,000	2,194,689
Southern California Edison Co. , 6.125% (Z)	BBB-	50,000	3,759,375
Xcel Energy, Inc. , 4.560%, Ser G (Z)	BBB-	53,900	4,064,060

Gas Utilities 3.31%			11,344,900
Southern Union Co. , 7.550%, Ser A	BB	597,100	11,344,900

Investment Banking & Brokerage 0.00%			1,213
Lehman Brothers Holdings, Inc. , 5.670%, Depositary Shares, Ser D
(H)(Z)	C	65,000	390
Lehman Brothers Holdings, Inc. , 5.940%, Depositary Shares, Ser C
(G)(H)(Z)	D	274,760	275
Lehman Brothers Holdings, Inc. , 6.500%, Depositary Shares, Ser F
(G)(H)(Z)	C	219,300	548

Life & Health Insurance 3.34%			11,442,600
Metlife, Inc. , 6.500%, Ser B (Z)	BBB-	780,000	11,442,600

Multi-Utilities 4.46%			15,284,501
BGE Capital Trust II , 6.200% (Z)	BB+	147,100	2,441,860
Constellation Energy Group, Inc. , 8.625% (Z)	BB+	300,000	5,418,000
Pacific Enterprises , 4.500% (Z)	BBB+	45,000	3,510,000
Public Service Electric & Gas Co. , 5.050%, Ser D (Z)	BB+	22,987	1,862,177
Public Service Electric & Gas Co. , 5.280%, Ser E (Z)	BB+	22,930	2,052,464

Oil & Gas Exploration & Production 3.30%			11,287,100
Nexen, Inc. , 7.350% (Z)	BB+	682,000	11,287,100

Specialized Finance 0.58%			1,971,600
CIT Group, Inc. , 6.350%, Ser A (Z)	BB-	310,000	1,971,600
U.S. Government Agency 0.01%			42,600
Federal National Mortgage Assn. (8.250% to 12-31-10 then variable)
(Z)	C	60,000	42,600

Wireless Telecommunication Services 4.23%			14,492,178
Telephone & Data Systems, Inc. , 7.600%, Ser A	BBB-	422,761	7,402,545
United States Cellular Corp. , 7.500% (Z)	BBB-	398,294	7,089,633

	Interest
Issuer	rate	Shares	Value
Short-term investments 1.75%			$6,000,000
(Cost $6,000,000)

U.S. Government Agency 1.75%			6,000,000
Federal Home Loan Bank Discount Notes	Zero	$6,000,000	6,000,000

Total investments (Cost $830,559,348)† 164.79%			$564,544,864

Liabilities in excess of other assets (64.79%)			($221,951,774)

Total net assets 100.00%			$342,593,090

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

ADR American Depositary Receipts

Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
March 31, 2009 (Unaudited)

SADR Sponsored American Depositary Receipts

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(H) Non-income-producing issuer filed for protection under the federal bankruptcy code or is in default of interest payment.

(Z) All or a portion of this security is segregated as collateral for the outstanding debt under a line of credit agreement with a bank. Total collateral value at March 31, 2009 was $520,332,006.

† At March 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $841,194,333. Net unrealized depreciation aggregated $276,649,469, of which $9,349,923 related to appreciated investment securities and $285,999,392 related to depreciated investment securities.

Notes to portfolio of investments (unaudited)

Security valuation
Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

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Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$512,956,673
Level 2 – Other Significant Observable
Inputs	51,588,191	($3,767,529)
Level 3 – Significant Unobservable Inputs	-	-
Total	$564,544,864	($3,767,529)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are stated at valued based upon futures’ settlement prices, foreign currency exchange forward rates and swap prices.

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires funds to disclose information intended to enable financial statement users to understand how and why the fund uses derivative instruments, how derivative instruments are accounted for under FAS 133 and how derivative instruments affect the company’s financial position, results of operations, and cash flows. All changes to disclosure have been made in accordance with the Statement and incorporated for the current period.

Swap contracts
The Fund may enter interest rate, credit default, cross-currency, and other forms of swap transactions to manage its exposure to credit, currency and interest rate risks, or to enhance potential gains. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. In connection with these agreements, the Fund will hold cash or identify securities equal to the net amount, if any,

6

of the Fund’s obligations, with respect to the swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized appreciation/depreciation of swap contracts on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Upfront payments made/received by the Fund represent payments to compensate for differences between the stated terms of the swap agreement and prevailing market conditions, including credit spreads, currency exchange rates, interest rates and other relevant factors. The upfront payments are amortized or accreted for financial reporting purposes, with the unamortized/unaccreted portion included in values recorded on the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund may be party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern over-the-counter derivative transactions, which may include foreign exchange derivative transactions, entered into by the Fund and those counterparties. The ISDA Master Agreements typically include standard representations and warranties as well as provisions outlining the general obligations of the Fund and counterparties relating to collateral, events of default, termination events and other standard provisions. Termination events may include a decline in a Fund’s net asset value below a certain point over a certain period of time that is specified in the Schedule to the ISDA Master Agreement; such an event may entitle counterparties to elect to terminate early and calculate damages based on that termination with respect to some or all outstanding transactions under the applicable damage calculation provisions of the ISDA Master Agreement. An election by one or more counterparties to terminate ISDA Master Agreements could have a material impact on the financial statements of the Fund. Due to declines in net assets of the Fund during the period ended March 31, 2009, one or more counterparties currently may be entitled to terminate the swap contracts early but none has elected to take such action. The Schedule to the ISDA Master Agreements may give counterparties the right to require that the Fund post additional collateral as opposed to giving the counterparties the right to terminate the ISDA Master Agreement.

7

Interest rate swap agreements
Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

During the period, the Fund used interest rate swaps to manage against anticipated interest rate changes.

RATE TYPE
	FIXED	VARIABLE
	PAYMENTS	PAYMENTS
NOTIONAL	MADE BY	RECEIVED BY	TERMINATION		UNREALIZED
AMOUNT	FUND	FUND	DATE	COUNTERPARTY	DEPRECIATION
$95,000,000	3.60%	3-month LIBOR (a)	Jan 2011	Bank of America N.A.	($3,767,529)

(a) At March 31, 2009, the 3-month LIBOR rate was 1.192%.

The fair value of derivatives held at March 31, 2009 (as noted above) not accounted for as hedging instruments are interest rate contracts.

Risks and uncertainties

Concentration risk
The Funds may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Derivatives and counterparty risk
The use of derivative instruments may involve risk different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations of that, in the event of default, the fund will succeed in enforcing them.

Sector risk— utilities industry
Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Utilities can be hurt by higher interest costs in connection with capital construction programs, costs associated with environmental and other regulations and the effects of economic declines, surplus capacity and increased competition. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

8

Leverage utilization risk
The Fund utilizes leverage to increase assets available for investment.

9

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Analytic Investors, Inc.
555 West Fifth Street, 50th Fl.
Los Angeles, CA 90013

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: HTD

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Dividend Income Fund.

P13Q1 3/09
5/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Dividend Income Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: May 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: May 15, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: May 15, 2009